STOCK OPTIONS (Tables)	9 Months Ended
Jul. 31, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of stock options granted

	Number of Shares	Weighted Average Exercise Price ($)	Weighted Average Remaining Term	Aggregate Intrinsic Value
Three and nine months ended July 31, 2025
Balance as of October 31, 2024	284,461	$0.45	7.02	$6,980,951
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of January 31, 2025	284,461	$0.45	6.77	$6,980,951
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of April 30, 2025	284,461	$0.45	6.52	$6,980,951
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of July 31, 2025	284,461	$0.45	6.27	$6,980,951

Three and nine months ended July 31, 2026
Balance as of October 31, 2025	350,194	$2.15	6.73	$438,197
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of January 31, 2026	350,194	$2.15	6.48	$1,618,854
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	10,521	$0.45	–	–
Balance as of April 30, 2026	339,673	$2.20	6.23	$3,298,610
Issued	–	–	–	–
Canceled	–	–	–	–
Exercised	–	–	–	–
Balance as of July 31, 2026	339,673	$2.20	5.98	$3,038,367
Exercisable as of July 31, 2026	329,740	$2.20	5.94	$3,047,342